Investments - Mortgage Loans by Origination, Region and Property Type (Details) $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 01, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, allowance for credit loss	$ 15	$ 12		$ 11
Commercial loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, allowance for credit loss	15	12	$ 0		$ 17	$ 0
Mortgage loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Amortized cost, current year	$ 525	$ 385
Average DSCR, current year	2.45	2.68
Amortized cost, one year before current	$ 400	$ 178
Average DSCR, one year before current year	2.74	2.45
Amortized cost, two years before current	$ 180	$ 259
Average DSCR, two years before current year	2.66	2.76
Amortized cost, three years before current	$ 247	$ 313
Average DSCR, three years before current year	2.83	1.86
Amortized cost, four years before current	$ 297	$ 276
Average DSCR, four years before current year	1.80	2.22
Amortized cost, more than five years before current	$ 886	$ 732
Average DSCR, more than five years before current year	2.64	2.47
Amortized cost	$ 2,535	$ 2,143
Average DSCR	2.55	2.42
Mortgage loans, allowance for credit loss		$ 12
Mortgage loans, amortized cost	$ 2,535	$ 2,143
Investment owned, percent of total	100.00%	100.00%
Industrial | Mortgage loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 787	$ 711
Investment owned, percent of total	31.00%	33.20%
Multifamily | Mortgage loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 669	$ 590
Investment owned, percent of total	26.40%	27.50%
Office | Mortgage loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 383	$ 423
Investment owned, percent of total	15.10%	19.70%
Retail | Mortgage loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 443	$ 403
Investment owned, percent of total	17.50%	18.80%
Single Family | Mortgage loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 253	$ 16
Investment owned, percent of total	10.00%	0.80%
East North Central | Mortgage loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 74	$ 78
Investment owned, percent of total	2.90%	3.60%
East South Central | Mortgage loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 32	$ 20
Investment owned, percent of total	1.30%	0.90%
Middle Atlantic | Mortgage loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 194	$ 152
Investment owned, percent of total	7.70%	7.10%
Mountain | Mortgage loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 185	$ 142
Investment owned, percent of total	7.30%	6.60%
New England | Mortgage loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 82	$ 87
Investment owned, percent of total	3.20%	4.10%
Pacific | Mortgage loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 535	$ 559
Investment owned, percent of total	21.10%	26.10%
South Atlantic | Mortgage loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 694	$ 627
Investment owned, percent of total	27.40%	29.30%
West South Central | Mortgage loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 180	$ 184
Investment owned, percent of total	7.10%	8.60%
Other | Mortgage loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 559	$ 294
Investment owned, percent of total	22.00%	13.70%
Greater than 80% | Mortgage loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Amortized cost, current year	$ 54
Average DSCR, current year	0
Amortized cost, one year before current	$ 0
Average DSCR, one year before current year	0
Amortized cost, two years before current	$ 0
Average DSCR, two years before current year	0
Amortized cost, three years before current	$ 0
Average DSCR, three years before current year	0
Amortized cost, four years before current	$ 0
Average DSCR, four years before current year	0
Amortized cost, more than five years before current	$ 41
Average DSCR, more than five years before current year	2.09
Amortized cost	$ 95
Average DSCR	2.09
65% - 80% | Mortgage loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Amortized cost, current year	$ 10	$ 7
Average DSCR, current year	2.02	2.37
Amortized cost, one year before current	$ 21	$ 18
Average DSCR, one year before current year	2.51	2.62
Amortized cost, two years before current	$ 14	$ 25
Average DSCR, two years before current year	2.79	1.55
Amortized cost, three years before current	$ 27	$ 43
Average DSCR, three years before current year	2.08	1.00
Amortized cost, four years before current	$ 116	$ 41
Average DSCR, four years before current year	1.28	1.94
Amortized cost, more than five years before current	$ 60	$ 37
Average DSCR, more than five years before current year	1.77	1.23
Amortized cost	$ 248	$ 171
Average DSCR	1.71	1.60
Less than 65% | Mortgage loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Amortized cost, current year	$ 461	$ 378
Average DSCR, current year	2.47	2.68
Amortized cost, one year before current	$ 379	$ 160
Average DSCR, one year before current year	2.76	2.43
Amortized cost, two years before current	$ 166	$ 234
Average DSCR, two years before current year	2.65	2.89
Amortized cost, three years before current	$ 220	$ 270
Average DSCR, three years before current year	2.92	2.00
Amortized cost, four years before current	$ 181	$ 235
Average DSCR, four years before current year	2.14	2.27
Amortized cost, more than five years before current	$ 785	$ 695
Average DSCR, more than five years before current year	2.74	2.54
Amortized cost	$ 2,192	$ 1,972
Average DSCR	2.67	2.50